Quarterly Report
November 30, 2022
MFS®  Core Equity Fund
RGI-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace & Defense – 2.9%
Curtiss-Wright Corp.	79,477	$14,039,612
General Dynamics Corp.	73,864	18,642,535
Honeywell International, Inc.	177,805	39,037,088
Howmet Aerospace, Inc.	538,747	20,294,599
L3Harris Technologies, Inc.	34,730	7,886,488
Leidos Holdings, Inc.	82,908	9,064,332
Northrop Grumman Corp.	28,900	15,412,081
Raytheon Technologies Corp.	406,482	40,127,903
		$164,504,638
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	85,331	$21,959,933
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	115,859	$12,708,574
On Holding AG (a)	310,183	6,023,754
Skechers USA, Inc., “A” (a)	157,366	6,636,124
		$25,368,452
Automotive – 1.2%
Aptiv PLC (a)	310,276	$33,097,141
LKQ Corp.	618,663	33,611,961
		$66,709,102
Biotechnology – 0.0%
Oxford Nanopore Technologies PLC (a)	794,860	$2,452,494
Broadcasting – 1.0%
Omnicom Group, Inc.	132,717	$10,585,508
Walt Disney Co. (a)	352,268	34,476,469
Warner Bros. Discovery, Inc. (a)	858,601	9,788,051
		$54,850,028
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	419,360	$34,613,974
CME Group, Inc.	114,341	20,181,186
Invesco Ltd.	100,736	1,925,065
KKR & Co., Inc.	204,766	10,631,451
LPL Financial Holdings, Inc.	27,942	6,614,151
Raymond James Financial, Inc.	311,539	36,418,909
		$110,384,736
Business Services – 2.8%
Accenture PLC, “A”	174,183	$52,416,890
Amdocs Ltd.	311,065	27,641,236
Clarivate PLC (a)	1,799,588	17,617,966
Equifax, Inc.	31,186	6,155,181
Fidelity National Information Services, Inc.	256,671	18,629,181
Paya, Inc. (a)	1,724,252	16,052,786
PayPal Holdings, Inc. (a)	231,951	18,187,278
Thoughtworks Holding, Inc. (a)	656,871	5,990,664
		$162,691,182
Cable TV – 0.3%
Cable One, Inc.	24,296	$17,597,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.2%
Element Solutions, Inc.	563,918	$11,030,236
Computer Software – 9.0%
Adobe Systems, Inc. (a)	101,502	$35,011,085
Atlassian Corp. (a)	136,501	17,956,707
Black Knight, Inc. (a)	162,974	10,102,758
Cadence Design Systems, Inc. (a)	169,399	29,143,404
Check Point Software Technologies Ltd. (a)	67,386	8,950,882
Dun & Bradstreet Holdings, Inc.	531,927	7,159,737
Elastic N.V. (a)	103,795	6,351,216
Intuit, Inc.	47,638	19,416,773
Microsoft Corp. (s)	1,271,042	324,293,656
NICE Systems Ltd., ADR (a)	79,849	15,504,280
Salesforce, Inc. (a)	299,265	47,957,216
		$521,847,714
Computer Software - Systems – 7.6%
Apple, Inc. (s)	2,390,488	$353,863,938
Block, Inc., “A” (a)	297,036	20,130,130
Five9, Inc. (a)	81,677	5,236,312
Rapid7, Inc. (a)	170,428	5,010,583
ServiceNow, Inc. (a)	95,769	39,868,635
Zebra Technologies Corp., “A” (a)	46,242	12,498,288
		$436,607,886
Construction – 1.3%
AvalonBay Communities, Inc., REIT	104,058	$18,199,744
AZEK Co., Inc. (a)	495,542	9,583,782
Masco Corp.	293,168	14,887,071
Sherwin-Williams Co.	63,864	15,913,632
Vulcan Materials Co.	82,304	15,088,792
		$73,673,021
Consumer Products – 1.5%
Colgate-Palmolive Co.	313,453	$24,286,339
International Flavors & Fragrances, Inc.	112,642	11,919,776
Kimberly-Clark Corp.	147,837	20,051,132
Procter & Gamble Co.	188,708	28,147,685
		$84,404,932
Consumer Services – 0.7%
Booking Holdings, Inc. (a)	8,720	$18,132,804
Bright Horizons Family Solutions, Inc. (a)	164,219	12,185,050
Grand Canyon Education, Inc. (a)	72,920	8,245,064
		$38,562,918
Containers – 0.2%
Ball Corp.	168,153	$9,430,020
Electrical Equipment – 1.9%
AMETEK, Inc.	241,407	$34,381,185
Amphenol Corp., “A”	128,422	10,328,982
Johnson Controls International PLC	420,481	27,936,758
Sensata Technologies Holding PLC	726,104	32,747,290
TE Connectivity Ltd.	51,326	6,473,235
		$111,867,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.4%
Advanced Micro Devices (a)	262,462	$20,374,925
Analog Devices, Inc.	178,233	30,640,035
Applied Materials, Inc.	314,435	34,462,076
Broadcom, Inc.	101,943	56,173,652
Lam Research Corp.	56,982	26,917,157
Marvell Technology, Inc.	208,612	9,704,630
Monolithic Power Systems, Inc.	34,543	13,194,044
NXP Semiconductors N.V.	165,992	29,188,033
Texas Instruments, Inc.	181,967	32,837,765
		$253,492,317
Energy - Independent – 2.0%
ConocoPhillips	348,803	$43,080,658
Diamondback Energy, Inc.	182,981	27,084,848
Hess Corp.	128,648	18,513,734
Valero Energy Corp.	193,400	25,842,108
		$114,521,348
Energy - Integrated – 2.2%
Exxon Mobil Corp. (s)	1,145,878	$127,582,057
Energy - Renewables – 0.3%
Enphase Energy, Inc. (a)	47,566	$15,249,184
Generac Holdings, Inc. (a)	20,530	2,166,326
		$17,415,510
Engineering - Construction – 0.3%
APi Group, Inc. (a)	371,518	$7,140,576
Jacobs Solutions, Inc.	83,164	10,523,573
		$17,664,149
Entertainment – 0.1%
Vivid Seats, Inc., “A” (a)(l)	705,593	$5,503,625
Food & Beverages – 2.7%
Archer Daniels Midland Co.	207,777	$20,258,258
Coca-Cola Co.	165,492	10,526,946
Coca-Cola Europacific Partners PLC	223,066	11,842,574
J.M. Smucker Co.	68,029	10,477,146
Mondelez International, Inc.	583,872	39,475,586
Oatly Group AB, ADR (a)(l)	2,391,817	3,898,662
PepsiCo, Inc.	325,810	60,441,013
		$156,920,185
Forest & Paper Products – 0.4%
Rayonier, Inc., REIT	678,746	$24,353,406
Gaming & Lodging – 0.5%
International Game Technology PLC	464,213	$11,391,787
Las Vegas Sands Corp. (a)	83,677	3,919,431
Marriott International, Inc., “A”	98,428	16,275,070
		$31,586,288
General Merchandise – 1.2%
Dollar General Corp.	169,828	$43,421,623
Dollar Tree, Inc. (a)	159,804	24,016,943
		$67,438,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 2.0%
Cigna Corp.	251,837	$82,826,671
Humana, Inc.	61,082	33,588,992
		$116,415,663
Insurance – 3.9%
Aon PLC	181,086	$55,825,192
Arthur J. Gallagher & Co.	169,593	33,767,662
Chubb Ltd.	180,809	39,703,848
Hartford Financial Services Group, Inc.	245,201	18,726,001
MetLife, Inc.	252,163	19,340,902
Primerica, Inc.	58,230	8,678,017
Reinsurance Group of America, Inc.	116,177	16,775,959
Voya Financial, Inc.	185,488	12,238,498
Willis Towers Watson PLC	91,903	22,622,843
		$227,678,922
Internet – 3.6%
Alphabet, Inc., “A” (a)(s)	1,936,796	$195,597,028
Gartner, Inc. (a)	27,096	9,493,626
		$205,090,654
Leisure & Toys – 0.7%
Electronic Arts, Inc.	208,592	$27,279,662
Funko, Inc., “A” (a)	679,388	6,454,186
Take-Two Interactive Software, Inc. (a)	87,044	9,199,680
		$42,933,528
Machinery & Tools – 2.9%
Dover Corp.	130,357	$18,504,176
Eaton Corp. PLC	218,902	35,779,532
Flowserve Corp.	494,557	15,509,308
Ingersoll Rand, Inc.	534,667	28,855,978
PACCAR, Inc.	202,030	21,396,997
Regal Rexnord Corp.	193,868	25,418,033
Wabtec Corp.	193,721	19,583,256
		$165,047,280
Major Banks – 3.9%
JPMorgan Chase & Co.	664,096	$91,764,785
Morgan Stanley	487,944	45,412,948
PNC Financial Services Group, Inc.	180,436	30,360,161
Regions Financial Corp.	824,512	19,136,924
Wells Fargo & Co.	760,737	36,477,339
		$223,152,157
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	167,045	$35,988,175
IDEXX Laboratories, Inc. (a)	19,525	8,315,112
McKesson Corp.	98,354	37,539,755
Veeva Systems, Inc. (a)	47,865	9,111,581
		$90,954,623
Medical Equipment – 4.7%
Agilent Technologies, Inc.	145,137	$22,493,332
Align Technology, Inc. (a)	20,842	4,098,788
Becton, Dickinson and Co.	173,580	43,280,437
Boston Scientific Corp. (a)	1,258,514	56,972,929
Envista Holdings Corp. (a)	334,911	11,427,163
Maravai Lifesciences Holdings, Inc., “A” (a)	2,061,050	30,668,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Medtronic PLC	585,836	$46,304,478
Quidel Corp. (a)	343,553	30,098,678
STERIS PLC	125,812	23,368,321
		$268,712,550
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc.	87,419	$15,329,796
Enterprise Products Partners LP	454,549	11,277,361
		$26,607,157
Network & Telecom – 0.7%
Equinix, Inc., REIT	28,500	$19,683,525
Motorola Solutions, Inc.	66,161	18,009,024
		$37,692,549
Oil Services – 0.6%
Cactus, Inc., “A”	307,503	$16,725,088
Schlumberger Ltd.	379,356	19,555,802
		$36,280,890
Other Banks & Diversified Financials – 3.7%
First Interstate BancSystem, Inc.	398,740	$17,393,039
First Republic Bank	116,222	14,831,089
M&T Bank Corp.	138,077	23,475,852
Moody's Corp.	86,792	25,887,450
Northern Trust Corp.	89,700	8,351,967
SLM Corp.	687,068	11,996,207
United Community Bank, Inc.	401,803	15,658,263
Visa, Inc., “A”	455,533	98,850,661
		$216,444,528
Pharmaceuticals – 7.0%
Eli Lilly & Co.	164,643	$61,095,724
Johnson & Johnson	485,911	86,492,158
Merck & Co., Inc.	605,816	66,712,458
Organon & Co.	679,543	17,681,709
Pfizer, Inc.	1,420,632	71,216,282
Vertex Pharmaceuticals, Inc. (a)	181,512	57,430,397
Zoetis, Inc.	298,790	46,055,491
		$406,684,219
Pollution Control – 0.5%
GFL Environmental, Inc.	961,822	$27,863,983
Printing & Publishing – 0.1%
Warner Music Group Corp.	154,585	$5,297,628
Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	471,759	$38,641,780
CSX Corp.	643,143	21,024,344
		$59,666,124
Real Estate – 1.4%
Broadstone Net Lease, Inc., REIT	718,706	$12,196,441
Empire State Realty Trust, REIT, “A”	1,424,591	10,983,597
Extra Space Storage, Inc., REIT	85,230	13,695,609
Jones Lang LaSalle, Inc. (a)	48,517	8,159,104
STORE Capital Corp., REIT	798,367	25,467,907

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Sun Communities, Inc., REIT	60,384	$8,870,409
		$79,373,067
Restaurants – 1.5%
Starbucks Corp.	589,663	$60,263,559
Wendy's Co.	1,271,886	28,693,748
		$88,957,307
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	62,310	$19,326,069
Axalta Coating Systems Ltd. (a)	439,444	11,794,677
Chemours Co.	190,474	5,914,218
Diversey Holdings Ltd. (a)	1,669,095	8,579,148
DuPont de Nemours, Inc.	254,372	17,935,770
Linde PLC	74,443	25,048,581
Univar Solutions, Inc. (a)	217,071	7,191,562
		$95,790,025
Specialty Stores – 5.1%
Amazon.com, Inc. (a)(s)	1,447,460	$139,737,788
Home Depot, Inc.	230,373	74,638,548
Lululemon Athletica, Inc. (a)	49,066	18,660,291
Ross Stores, Inc.	242,442	28,528,150
Target Corp.	212,794	35,551,494
		$297,116,271
Telecommunications - Wireless – 1.8%
Liberty Broadband Corp. (a)	277,252	$25,191,117
SBA Communications Corp., REIT	121,998	36,514,001
T-Mobile US, Inc. (a)	284,436	43,080,677
		$104,785,795
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	855,225	$3,899,826
Tobacco – 0.4%
Philip Morris International, Inc.	254,441	$25,360,134
Trucking – 0.2%
Saia, Inc. (a)	58,095	$14,151,361
Utilities - Electric Power – 2.9%
American Electric Power Co., Inc.	103,781	$10,046,001
CenterPoint Energy, Inc.	689,425	21,448,012
Constellation Energy	101,122	9,719,847
Dominion Energy, Inc.	111,297	6,801,360
Duke Energy Corp.	171,654	17,153,384
Evergy, Inc.	90,459	5,356,077
Exelon Corp.	303,365	12,550,210
NextEra Energy, Inc.	435,442	36,881,937
PG&E Corp. (a)	1,397,673	21,943,466
PPL Corp.	223,788	6,606,222
Xcel Energy, Inc.	295,030	20,717,006
		$169,223,522
Total Common Stocks		$5,765,599,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.67% (v)	19,167,011	$19,167,011
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j)	2,567,627	$2,567,627
Securities Sold Short – (0.3)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(858,746)	$(11,979,507)
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(44,300)	$(6,265,349)
Total Securities Sold Short		$(18,244,856)

Other Assets, Less Liabilities – 0.1%		3,699,616
Net Assets – 100.0%		$5,772,788,704
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,167,011 and $5,768,166,933, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At November 30, 2022, the fund had cash collateral of $14,060 and other liquid securities with an aggregate value of $52,256,223 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,765,599,306	$—	$—	$5,765,599,306
Mutual Funds	21,734,638	—	—	21,734,638
Total	$5,787,333,944	$—	$—	$5,787,333,944
Securities Sold Short	$(18,244,856)	$—	$—	$(18,244,856)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2022, the value of securities loaned was $2,444,201. These loans were collateralized by cash of $2,567,627 and U.S. Treasury Obligations (held by the lending agent) of $957.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$86,682,431	$93,314,715	$160,829,902	$1,870	$(2,103)	$19,167,011
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$467,062	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.